Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Overseas Portfolio
September 30, 2024
VIPOVRS-NPRT3-1124
1.808774.120
Common Stocks - 98.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
JTC PLC (a)(b)	601,600	8,509,590
BELGIUM - 0.8%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	159,471	12,678,132
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	198,000	4,339,749
TOTAL BELGIUM		17,017,881
CANADA - 2.6%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	278,900	15,418,946
Information Technology - 1.9%
Software - 1.9%
Constellation Software Inc/Canada	10,995	35,770,638
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	13,095	1
Lumine Group Inc Subordinate Voting Shares (a)(c)	66,990	1,565,222
		37,335,861
TOTAL CANADA		52,754,807
DENMARK - 2.9%
Health Care - 2.9%
Pharmaceuticals - 2.9%
Novo Nordisk A/S Series B	507,900	60,242,791
FRANCE - 11.9%
Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 0.8%
Accor SA	402,200	17,460,648
Textiles, Apparel & Luxury Goods - 2.1%
LVMH Moet Hennessy Louis Vuitton SE	54,316	41,653,643
TOTAL CONSUMER DISCRETIONARY		59,114,291

Consumer Staples - 1.1%
Personal Care Products - 1.1%
L'Oreal SA	51,500	23,099,650
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
EssilorLuxottica SA	106,605	25,228,680
Industrials - 2.0%
Aerospace & Defense - 2.0%
Safran SA	179,000	42,122,818
Information Technology - 3.0%
IT Services - 2.1%
Alten SA	109,981	12,254,778
Capgemini SE	137,865	29,765,140
		42,019,918
Software - 0.9%
Dassault Systemes SE	470,900	18,704,521
TOTAL INFORMATION TECHNOLOGY		60,724,439

Materials - 1.7%
Chemicals - 1.7%
Air Liquide SA	183,412	35,418,734
TOTAL FRANCE		245,708,612
GERMANY - 8.9%
Financials - 4.5%
Capital Markets - 1.4%
Deutsche Boerse AG	127,039	29,824,784
Insurance - 3.1%
Allianz SE	97,486	32,065,014
Hannover Rueck SE	111,825	31,878,816
		63,943,830
TOTAL FINANCIALS		93,768,614

Health Care - 1.7%
Health Care Equipment & Supplies - 0.8%
Siemens Healthineers AG (a)(b)	264,300	15,845,911
Pharmaceuticals - 0.9%
Merck KGaA	105,600	18,572,685
TOTAL HEALTH CARE		34,418,596

Information Technology - 2.7%
Software - 2.7%
SAP SE	244,400	55,902,253
TOTAL GERMANY		184,089,463
INDIA - 0.6%
Financials - 0.6%
Banks - 0.6%
HDFC Bank Ltd	643,491	13,255,229
INDONESIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	27,663,800	18,865,835
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	219,100	20,572,220
ITALY - 3.3%
Financials - 2.2%
Banks - 2.2%
FinecoBank Banca Fineco SpA	1,045,599	17,895,093
UniCredit SpA	601,219	26,394,495
		44,289,588
Health Care - 1.0%
Pharmaceuticals - 1.0%
Recordati Industria Chimica e Farmaceutica SpA	378,719	21,415,810
Industrials - 0.1%
Machinery - 0.1%
GVS SpA (a)(b)(c)	109,736	881,942
Industrie De Nora SpA	79,500	831,414
		1,713,356
TOTAL ITALY		67,418,754
JAPAN - 16.8%
Communication Services - 0.6%
Entertainment - 0.6%
Capcom Co Ltd	508,188	11,767,262
Consumer Discretionary - 1.2%
Automobile Components - 0.4%
Denso Corp	592,900	8,912,116
Automobiles - 0.8%
Suzuki Motor Corp	1,421,604	16,007,106
TOTAL CONSUMER DISCRETIONARY		24,919,222

Consumer Staples - 1.3%
Food Products - 1.0%
Ajinomoto Co Inc	538,500	20,840,982
Personal Care Products - 0.3%
Rohto Pharmaceutical Co Ltd	268,800	6,680,491
TOTAL CONSUMER STAPLES		27,521,473

Financials - 2.1%
Insurance - 2.1%
Tokio Marine Holdings Inc	1,167,500	43,050,916
Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	194,511	26,940,464
Industrials - 4.8%
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	74,500	4,514,195
Industrial Conglomerates - 2.3%
Hitachi Ltd	1,706,600	45,254,490
Machinery - 1.9%
Mitsubishi Heavy Industries Ltd	2,668,100	39,872,079
Professional Services - 0.4%
BayCurrent Inc	202,300	7,465,641
TOTAL INDUSTRIALS		97,106,405

Information Technology - 3.2%
IT Services - 0.2%
TIS Inc	207,974	5,283,096
Semiconductors & Semiconductor Equipment - 2.0%
Renesas Electronics Corp	1,034,500	15,013,355
Tokyo Electron Ltd	145,296	25,911,467
		40,924,822
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp	800,400	20,719,899
TOTAL INFORMATION TECHNOLOGY		66,927,817

Materials - 2.3%
Chemicals - 2.3%
NOF Corp	550,233	9,417,799
Shin-Etsu Chemical Co Ltd	907,100	37,908,070
		47,325,869
TOTAL JAPAN		345,559,428
NETHERLANDS - 6.5%
Industrials - 3.1%
Professional Services - 2.0%
Wolters Kluwer NV	235,517	39,665,678
Trading Companies & Distributors - 1.1%
IMCD NV	136,526	23,692,734
TOTAL INDUSTRIALS		63,358,412

Information Technology - 3.4%
Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding NV	82,839	68,910,502
Software - 0.1%
Topicus.com Inc	23,814	2,247,138
TOTAL INFORMATION TECHNOLOGY		71,157,640

TOTAL NETHERLANDS		134,516,052
SPAIN - 1.0%
Financials - 1.0%
Banks - 1.0%
CaixaBank SA	3,621,400	21,612,321
SWEDEN - 3.1%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	541,224	8,654,596
Industrials - 2.7%
Machinery - 2.5%
Atlas Copco AB A Shares	1,224,876	23,738,601
Indutrade AB	859,265	26,702,249
		50,440,850
Trading Companies & Distributors - 0.2%
AddTech AB B Shares	140,740	4,215,610
TOTAL INDUSTRIALS		54,656,460

Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(e)	587	34,501
TOTAL SWEDEN		63,345,557
SWITZERLAND - 3.8%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	43,070	6,839,700
Financials - 1.4%
Capital Markets - 1.4%
Partners Group Holding AG	19,540	29,320,967
Health Care - 0.4%
Pharmaceuticals - 0.4%
Galderma Group AG (c)	88,267	8,197,302
Materials - 1.7%
Chemicals - 1.7%
Sika AG	100,674	33,318,116
TOTAL SWITZERLAND		77,676,085
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd	809,600	24,323,261
UNITED KINGDOM - 17.5%
Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 3.1%
Compass Group PLC	1,211,939	38,854,379
InterContinental Hotels Group PLC	233,400	25,417,302
		64,271,681
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Tesco PLC	2,658,100	12,762,360
Financials - 4.7%
Banks - 1.4%
Lloyds Banking Group PLC	36,615,700	28,790,663
Capital Markets - 3.3%
3i Group PLC	692,000	30,654,563
London Stock Exchange Group PLC	274,800	37,623,157
		68,277,720
TOTAL FINANCIALS		97,068,383

Health Care - 2.3%
Pharmaceuticals - 2.3%
Astrazeneca PLC	298,600	46,517,831
Industrials - 5.3%
Aerospace & Defense - 2.4%
BAE Systems PLC	1,494,700	24,815,120
Rolls-Royce Holdings PLC (c)	3,248,600	22,991,942
		47,807,062
Professional Services - 2.1%
RELX PLC	924,048	43,630,149
Trading Companies & Distributors - 0.8%
Diploma PLC	292,335	17,329,725
TOTAL INDUSTRIALS		108,766,936

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.7%
Halma PLC	440,900	15,373,149
Software - 0.8%
Sage Group PLC/The	1,163,800	15,940,630
TOTAL INFORMATION TECHNOLOGY		31,313,779

TOTAL UNITED KINGDOM		360,700,970
UNITED STATES - 15.7%
Financials - 4.1%
Capital Markets - 1.5%
S&P Global Inc	60,421	31,214,697
Financial Services - 1.0%
Visa Inc Class A	74,900	20,593,755
Insurance - 1.6%
Marsh & McLennan Cos Inc	150,476	33,569,691
TOTAL FINANCIALS		85,378,143

Health Care - 3.0%
Health Care Equipment & Supplies - 1.4%
Alcon Inc	281,200	28,015,341
Life Sciences Tools & Services - 1.6%
ICON PLC (c)	55,400	15,916,974
Thermo Fisher Scientific Inc	27,600	17,072,532
		32,989,506
TOTAL HEALTH CARE		61,004,847

Industrials - 4.4%
Electrical Equipment - 1.8%
Schneider Electric SE	139,100	36,667,863
Professional Services - 1.4%
Experian PLC	551,800	29,000,127
Trading Companies & Distributors - 1.2%
Ferguson Enterprises Inc (United Kingdom)	122,500	24,075,127
TOTAL INDUSTRIALS		89,743,117

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp/DE	57,500	13,012,250
Materials - 3.6%
Chemicals - 1.6%
Linde PLC	69,668	33,221,882
Construction Materials - 2.0%
CRH PLC	187,600	17,398,024
Holcim AG	241,560	23,656,665
		41,054,689
TOTAL MATERIALS		74,276,571

TOTAL UNITED STATES		323,414,928
TOTAL COMMON STOCKS (Cost $1,308,898,973)		2,039,583,784

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
SWEDEN - 0.0%
Information Technology - 0.0%
Software - 0.0%
Kry International Ab Series E (c)(d)(e) (Cost $1,550,730)	3,392	273,594

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $20,518,763)	4.89	20,514,660	20,518,763

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,330,968,466)	2,060,376,141
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,381,283
NET ASSETS - 100.0%	2,062,757,424

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $26,802,665 or 1.4% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,237,443 or 1.3% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $308,095 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21	254,938

Kry International Ab Series E	5/14/21	1,550,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	28,301,785	265,798,866	273,582,248	858,320	360	-	20,518,763	0.0%
Fidelity Securities Lending Cash Central Fund	-	17,394,563	17,394,563	31,245	-	-	-	0.0%
Total	28,301,785	283,193,429	290,976,811	889,565	360	-	20,518,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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